Tax assets - Current tax assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax assets
Prepaid Income tax and social contribution (IR/CS)	R$ 9,242	R$ 4,895
Current	6,388	4,895
Non-current	2,854
Current tax assets	R$ 9,242	R$ 4,895